Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common Stock [Line Items]
Common Stock
11.	Common Stock

Authorized Shares

The Company has 750,000,000 common shares authorized with a par value of $0.00001.

Issuance of shares pursuant to a Cobra Equities SPV, LLC convertible debenture or assignment

On June 16, 2021, the Company issued 1,086,917 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $116,000 of principal and $2,300 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $306,510, resulting in a loss on debt conversion of $188,211.

On July 15, 2021, the Company issued 688,069 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $90,000 of principal and $1,320 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $171,880, resulting in a loss on debt conversion of $80,560.

On August 12, 2021, the Company issued 1,363,636 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $37,500 of assigned accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $353,864, resulting in a loss on debt conversion of $316,364.

On September 23, 2021, the Company issued 1,272,727 shares of common stock to Cobra Equities SPV, LLC upon the conversion of $35,000 of assigned accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures. The shares had a fair value of $458,182, resulting in a loss on debt conversion of $423,182.

Issuance of shares pursuant to an Efrat Investments LLC convertible debenture

On June 17, 2021, the Company issued 660,000 shares of common stock to Efrat Investments LLC upon the conversion of $33,000 of principal and $8,307 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures. There was also a derivative of $330,000 associated with the note. The shares had a fair value of $223,740, resulting in a gain of debt conversion of $160,567.

Issuance of shares pursuant to a related party convertible debenture

On September 22, 2021, the Company issued 1,500,000 shares of common stock to Keith Hayter upon the conversion of $90,000 of principal pursuant to the related party convertible debenture described in Note 6, Loans Payable to Related Parties. The shares had a fair value of $521,250, resulting in a loss on debt conversion of $431,250.

Issuance of Shares Pursuant to Conversion of Series A Preferred Stock

On June 24, 2021, the Company issued 985,651 shares of common stock to Dominion Capital upon the conversion of 96,101 shares of Series A preferred stock with a stated value of $1 per share. The shares had a fair value of $209,016, which was the carrying value of the Series A preferred converted.

On August 12, 2021, the Company issued 1,025,641 shares of common stock to Dominion Capital upon the conversion of 100,000 shares of Series A preferred stock with a stated value of $1 per share. The shares had a fair value of $206,410, which was the carrying value of the Series A preferred converted.

Issuance of shares pursuant to a Pawn Funding warrant

On June 29, 2021, the Company issued 69,281 shares of common stock to Pawn Funding upon the cashless exercise of a warrant.

Issuance of shares pursuant to an Efrat Investments LLC warrant

On September 30, 2021, the Company issued 1,338,620 shares of common stock to Efrat Investments LLC upon the cashless exercise of a warrant.

Issuance of convertible debt to HWN shareholders

On June 16, 2021, the Company issued $250,000 aggregate principal amount of convertible notes to Jeffrey Gardner and James Marsh., who are shareholders of HWN. The debt had a fair value of $486,400, which was recorded as a reduction to retained earnings.

Spectrum Global Solutions, Inc. [Member]
Common Stock [Line Items]
Common Stock
11.	Common Stock

Authorized Shares

On November 15, 2017, the Company revised its authorized share capital to increase the number of authorized common shares from 275,000,000 common shares with a par value of $0.00001, to 750,000,000 common shares with a par value of $0.00001. The reverse stock split discussed in Note 2, Significant Accounting Policies, did not change the number of authorized shares of the Company’s common stock.

Treasury Stock

The Company holds 2,071 common shares in treasury at a cost of $277,436.

Issuance of Shares Pursuant to Conversion of Series A Preferred Stock

On August 26, 2019, the Company issued 880 shares of common stock to Dominion Capital upon the conversion of 10,000 shares of Series A preferred stock with a stated value of $1 per share.

On August 30, 2019, the Company issued 1,112 shares of common stock to Dominion Capital upon the conversion of 10,000 shares of Series A preferred stock with a stated value of $1 per share.

On September 18, 2019, the Company issued 1,112 shares of common stock to M2B Funding upon the conversion of 10,000 shares of Series A preferred stock with a stated value of $1 per share.

On September 27, 2019, the Company issued 1,112 shares of common stock to M2B Funding upon the conversion of 10,000 shares of Series A preferred stock with a stated value of $1 per share.

On October 15, 2019, the Company issued 1,112 shares of common stock to M2B Funding upon the conversion of 10,000 shares of Series A preferred stock with a stated value of $1 per share.

On October 21, 2019, the Company issued 1,112 shares of common stock to Dominion Capital upon the conversion of 10,000 shares of Series A preferred stock with a stated value of $1 per share.

On October 24, 2019, the Company issued 1,112 shares of common stock to M2B Funding upon the conversion of 10,000 shares of Series A preferred stock with a stated value of $1 per share.

On January 7, 2020, the Company issued 1,112 shares of common stock to M2B Funding upon the conversion of 10,000 shares of Series A preferred stock with a stated value of $1 per share.

On February 11, 2020, the Company issued 2,778 shares of common stock to Dominion Capital upon the conversion of 25,000 shares of Series A preferred stock with a stated value of $1 per share.

On April 9, 2020, the Company issued 8,334 shares of common stock to Dominion Capital upon the conversion of 25,000 shares of Series A preferred stock with a stated value of $1 per share.

On April 29, 2020, the Company issued 8,334 shares of common stock to Dominion Capital upon the conversion of 25,000 shares of Series A preferred stock with a stated value of $1 per share.

On June 22, 2020, the Company issued 85,000 shares of common stock to M2B Funding upon the conversion of 17,000 shares of Series A preferred stock with a stated value of $1 per share.

On June 25, 2020, the Company issued 75,000 shares of common stock to Dominion Capital upon the conversion of 15,000 shares of Series A preferred stock with a stated value of $1 per share.

On June 26, 2020, the Company issued 75,000 shares of common stock to Dominion Capital upon the conversion of 15,000 shares of Series A preferred stock with a stated value of $1 per share.

On July 13, 2020, the Company issued 75,000 shares of common stock to Dominion Capital upon the conversion of 15,000 shares of Series A preferred stock with a stated value of $1 per share.

On August 27, 2020, the Company issued 85,000 shares of common stock to M2B Funding upon the conversion of 17,000 shares of Series A preferred stock with a stated value of $1 per share.

On September 1, 2020, the Company issued 150,000 shares of common stock to Dominion Capital upon the conversion of 30,000 shares of Series A preferred stock with a stated value of $1 per share.

On September 10, 2020, the Company issued 142,960 shares of common stock to Dominion Capital upon the conversion of 28,592 shares of Series A preferred stock with a stated value of $1 per share.

Issuance of Shares Pursuant to the Execution of New Convertible Debentures

On February 7, 2020, the Company issued 9,755 shares of common stock to CCAG Investments, LLC upon the execution of a new convertible note described in Note 8, Convertible Debentures.

On February 7, 2020, the Company issued 9,755 shares of common stock to FJ Vulis and Associates, LLC upon the execution of a new convertible note described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to GS Capital Partners, LLC Convertible Debentures

On February 12, 2020, the Company issued 1,647 shares of common stock to GS Capital Partners, LLC upon the conversion of $8,000 of principal and $323 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On March 13, 2020, the Company issued 11,212 shares of common stock to GS Capital Partners, LLC upon the conversion of $15,000 of principal and $703 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On April 30, 2020, the Company issued 302,121 shares of common stock to GS Capital Partners, LLC upon the conversion of $100,000 of principal and $5,742 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 17, 2020, the Company issued 204,447 shares of common stock to GS Capital Partners, LLC upon the conversion of $6,296 of principal and $512 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 24, 2020, the Company issued 236,602 shares of common stock to GS Capital Partners, LLC upon the conversion of $7,000 of principal and $580 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 27, 2020, the Company issued 253,656 shares of common stock to GS Capital Partners, LLC upon the conversion of $7,500 of principal and $626 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On September 3, 2020, the Company issued 316,672 shares of common stock to GS Capital Partners, LLC upon the conversion of $9,350 of principal and $795 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On September 15, 2020, the Company issued 333,053 shares of common stock to GS Capital Partners, LLC upon the conversion of $12,750 of principal and $1,118 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On October 7, 2020, the Company issued 458,809 shares of common stock to GS Capital Partners, LLC upon the conversion of $12,200 of principal and $1,129 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On October 14, 2020, the Company issued 507,518 shares of common stock to GS Capital Partners, LLC upon the conversion of $13,000 of principal and $1,222 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On October 27, 2020, the Company issued 274,219 shares of common stock to GS Capital Partners, LLC upon the conversion of $7,000 of principal and $678 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On November 3, 2020, the Company issued 502,869 shares of common stock to GS Capital Partners, LLC upon the conversion of $10,350 of principal and $844 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On November 23, 2020, the Company issued 516,128 shares of common stock to GS Capital Partners, LLC upon the conversion of $10,000 of principal and $859 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On December 7, 2020, the Company issued 553,818 shares of common stock to GS Capital Partners, LLC upon the conversion of $10,700 of principal and $952 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On December 21, 2020, the Company issued 565,834 shares of common stock to GS Capital Partners, LLC upon the conversion of $16,950 of principal and $1,560 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On December 31, 2020, the Company issued 551,562 shares of common stock to GS Capital Partners, LLC upon the conversion of $20,500 of principal and $1,932 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to WaveTech GmbH Post-Closing Notes

On February 18, 2020, the Company issued 1,082,731 shares of common stock to holders of WaveTech GmbH post-closing notes upon the conversion of $8,507,557 of principal and accrued interest pursuant to the post-closing notes described in Note 3, Due From Related Party.

Issuance of Shares Pursuant to Power Up Lending Group LTD. Convertible Debentures

On April 1, 2020, the Company issued 5,715 shares of common stock to Power Up Lending Group LTD. upon the conversion of $12,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On April 13, 2020, the Company issued 9,196 shares of common stock to Power Up Lending Group LTD. upon the conversion of $16,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On April 16, 2020, the Company issued 8,621 shares of common stock to Power Up Lending Group LTD. upon the conversion of $15,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On April 16, 2020, the Company issued 8,621 shares of common stock to Power Up Lending Group LTD. upon the conversion of $15,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On April 20, 2020, the Company issued 12,122 shares of common stock to Power Up Lending Group LTD. upon the conversion of $20,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On April 30, 2020, the Company issued 58,434 shares of common stock to Power Up Lending Group LTD. upon the conversion of $15,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On May 12, 2020, the Company issued 38,956 shares of common stock to Power Up Lending Group LTD. upon the conversion of $10,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On May 13, 2020, the Company issued 77,912 shares of common stock to Power Up Lending Group LTD. upon the conversion of $20,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On May 20, 2020, the Company issued 113,379 shares of common stock to Power Up Lending Group LTD. upon the conversion of $20,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On June 9, 2020, the Company issued 62,359 shares of common stock to Power Up Lending Group LTD. upon the conversion of $5,000 of principal and $5,520 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On June 9, 2020, the Company issued 71,132 shares of common stock to Power Up Lending Group LTD. upon the conversion of $12,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On June 12, 2020, the Company issued 118,554 shares of common stock to Power Up Lending Group LTD. upon the conversion of $20,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On June 16, 2020, the Company issued 118,554 shares of common stock to Power Up Lending Group LTD. upon the conversion of $20,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On June 26, 2020, the Company issued 118,777 shares of common stock to Power Up Lending Group LTD. upon the conversion of $16,500 of principal and $2,540 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On July 8, 2020, the Company issued 119,403 shares of common stock to Power Up Lending Group LTD. upon the conversion of $12,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On July 20, 2020, the Company issued 130,037 shares of common stock to Power Up Lending Group LTD. upon the conversion of $7,100 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On July 27, 2020, the Company issued 154,639 shares of common stock to Power Up Lending Group LTD. upon the conversion of $6,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 4, 2020, the Company issued 153,631 shares of common stock to Power Up Lending Group LTD. upon the conversion of $5,500 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 11, 2020, the Company issued 153,203 shares of common stock to Power Up Lending Group LTD. upon the conversion of $5,500 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 13, 2020, the Company issued 159,218 shares of common stock to Power Up Lending Group LTD. upon the conversion of $5,700 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 17, 2020, the Company issued 158,055 shares of common stock to Power Up Lending Group LTD. upon the conversion of $5,200 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 20, 2020, the Company issued 159,509 shares of common stock to Power Up Lending Group LTD. upon the conversion of $5,200 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 24, 2020, the Company issued 236,963 shares of common stock to Power Up Lending Group LTD. upon the conversion of $5,800 of principal and $1,925 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to an SCS, LLC Convertible Debenture

On June 19, 2020, the Company issued 23,555 shares of common stock to SCS, LLC upon the conversion of $4,000 of principal and $240 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On July 13, 2020, the Company issued 42,400 shares of common stock to SCS, LLC upon the conversion of $4,000 of principal and $240 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On July 29, 2020, the Company issued 88,333 shares of common stock to SCS, LLC upon the conversion of $4,000 of principal and $240 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to a Crown Bridge Partners Convertible Debenture

On May 21, 2020, the Company issued 50,000 shares of common stock to Crown Bridge Partners upon the conversion of $6,512 of principal and $1,000 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On June 8, 2020, the Company issued 85,000 shares of common stock to Crown Bridge Partners upon the conversion of $11,288 of principal and $1,000 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 24, 2020, the Company issued 170,000 shares of common stock to Crown Bridge Partners upon the conversion of $3,590 of principal and $1,000 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 26, 2020, the Company issued 170,500 shares of common stock to Crown Bridge Partners upon the conversion of $3,604 of principal and $1,000 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On September 11, 2020, the Company issued 250,000 shares of common stock to Crown Bridge Partners upon the conversion of $5,355 of principal and $1,000 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On October 5, 2020, the Company issued 255,000 shares of common stock to Crown Bridge Partners upon the conversion of $5,324 of principal and $1,000 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Additional Shares Issued Pursuant to Convertible Debentures

On August 11, 2020, the Company issued 300,000 shares of common stock to CCAG Investments, LLC, pursuant to the terms of a convertible debenture described in Note 8, Convertible Debentures.

On August 11, 2020, the Company issued 300,000 shares of common stock to FJ Vulis and Associates, LLC, pursuant to the terms of a convertible debenture described in Note 8, Convertible Debentures.

On September 21, 2020, the Company issued 300,000 shares of common stock to CCAG Investments, LLC, pursuant to the terms of a convertible debenture described in Note 8, Convertible Debentures.

On September 21, 2020, the Company issued 300,000 shares of common stock to FJ Vulis and Associates, LLC, pursuant to the terms of a convertible debenture described in Note 8, Convertible Debentures.

On September 23, 2020, the Company issued 300,000 shares of common stock to CCAG Investments, LLC, pursuant to the terms of a convertible debenture described in Note 8, Convertible Debentures.

On September 23, 2020, the Company issued 300,000 shares of common stock to FJ Vulis and Associates, LLC, pursuant to the terms of a convertible debenture described in Note 8, Convertible Debentures.

On December 18, 2020, the Company issued 642,000 shares of common stock to CCAG Investments, LLC, pursuant to the terms of a convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to RDW Capital LLC Convertible Debentures

On January 14, 2019, the Company issued 370 shares of common stock to RDW Capital LLC upon the conversion of $10,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On February 7, 2019, the Company issued 575 shares of common stock to RDW Capital LLC upon the conversion of $12,500 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On February 12, 2019, the Company issued 1,000 shares of common stock to RDW Capital LLC upon the conversion of $21,750 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On March 7, 2019, the Company issued 1,922 shares of common stock to RDW Capital LLC upon the conversion of $39,375 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On May 21, 2019, the Company issued 259 shares of common stock to RDW Capital LLC upon the conversion of $5,750 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to Silverback Capital Convertible Debentures

On January 14, 2019, the Company issued 334 shares of common stock to Silverback Capital upon the conversion of $9,746 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On January 28, 2019, the Company issued 667 shares of common stock to Silverback Capital upon the conversion of $15,552 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On February 11, 2019, the Company issued 1,059 shares of common stock to Silverback Capital upon the conversion of $24,697 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On May 17, 2019, the Company issued 667 shares of common stock to Silverback Capital upon the conversion of $13,000 of principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On July 2, 2019, the Company issued 1,000 shares of common stock to Silverback Capital upon the conversion of $8,500 of principal and $290 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On August 29, 2019, the Company issued 2,167 shares of common stock to Silverback Capital upon the conversion of $6,000 of principal and $338 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On October 21, 2019, the Company issued 1,806 shares of common stock to Silverback Capital upon the conversion of $627 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to Virtual Capital Convertible Debentures

On February 7, 2019, the Company issued 3,572 shares of common stock to Virtual Capital upon the conversion of $75,000 of principal and $7,499 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On April 1, 2019, the Company issued 4,667 shares of common stock to Virtual Capital upon the conversion of $70,000 of principal and $6,930 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

On April 25, 2019, the Company issued 5,000 shares of common stock to Virtual Capital upon the conversion of $55,000 of principal and $19,998 of accrued interest pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares Pursuant to InterCloud Convertible Debentures

On May 6, 2019, the Company issued 52,358 shares of common stock to InterCloud upon the conversion of $2,897,924 of principal and $429,135 of accrued interest pursuant to the convertible debentures described in Note 6, Related Party Transactions.

On August 16, 2019, the Company issued 68,661 shares of common stock to InterCloud upon the conversion of $793,894 of principal and $12,063 of accrued interest pursuant to the convertible debentures described in Note 6, Related Party Transactions.

Issuance of Shares Pursuant to Employee Convertible Debentures

On February 14, 2019, the Company issued 4,667 shares of common stock to employees of the Company upon the conversion of $140,000 principal pursuant to the convertible debenture described in Note 8, Convertible Debentures.

Issuance of Shares for Services

On February 1, 2019, the Company issued 9,565 shares of common stock to employees and directors of the Company in exchange for services for the Company.

On July 18, 2019, the Company issued 2,778 shares of common stock to MZ Group in exchange for services for the Company.

As of December 31, 2020, there was no unvested stock compensation expense.

Cancellation of Shares for Services

On April 12, 2019, the Company cancelled 300 shares of common stock issued to former employees for services.

On May 22, 2019, the Company cancelled 100 shares of common stock issued to former employees for services.

On June 18, 2019, the Company cancelled 67 shares of common stock issued to former employees for services.

On December 4, 2019, the Company cancelled 167 shares of common stock issued to a former employee for services.

Shares Returned and Canceled

On July 28, 2020, GS Capital Partners returned 226,800 shares of common stock to the Company. These shares were canceled.

On September 8, 2020, Joel Raven and Mike Roeske returned an aggregate of 4,668 shares of common stock to the Company. These shares were canceled.